UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06698

Deutsche Equity 500 Index Portfolio

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of March 31, 2016 (Unaudited)

Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Common Stocks 98.1%
Consumer Discretionary 12.7%
Auto Components 0.3%
BorgWarner, Inc.	20,826	799,718
Delphi Automotive PLC	26,536	1,990,731
Goodyear Tire & Rubber Co.	25,242	832,481
Johnson Controls, Inc.	62,106	2,420,271
		6,043,201
Automobiles 0.6%
Ford Motor Co.	371,882	5,020,407
General Motors Co.	134,350	4,222,621
Harley-Davidson, Inc. (a)	17,543	900,482
		10,143,510
Distributors 0.1%
Genuine Parts Co.	14,241	1,414,986
Diversified Consumer Services 0.0%
H&R Block, Inc.	22,096	583,776
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	42,917	2,264,730
Chipotle Mexican Grill, Inc.* (a)	2,866	1,349,800
Darden Restaurants, Inc.	11,152	739,378
Marriott International, Inc. "A" (a)	18,292	1,302,025
McDonald's Corp.	85,980	10,805,966
Royal Caribbean Cruises Ltd.	16,044	1,318,015
Starbucks Corp.	141,239	8,431,968
Starwood Hotels & Resorts Worldwide, Inc.	16,244	1,355,237
Wyndham Worldwide Corp.	10,646	813,674
Wynn Resorts Ltd. (a)	7,912	739,218
Yum! Brands, Inc.	39,118	3,201,808
		32,321,819
Household Durables 0.4%
D.R. Horton, Inc.	31,923	965,032
Garmin Ltd.	11,357	453,826
Harman International Industries, Inc.	6,782	603,869
Leggett & Platt, Inc.	12,776	618,359
Lennar Corp. "A" (a)	16,953	819,847
Mohawk Industries, Inc.*	6,107	1,165,826
Newell Rubbermaid, Inc. (a)	25,425	1,126,073
PulteGroup, Inc.	29,798	557,521
Whirlpool Corp.	7,417	1,337,582
		7,647,935
Internet & Catalog Retail 2.0%
Amazon.com, Inc.*	36,834	21,866,136
Expedia, Inc.	11,221	1,209,848
Netflix, Inc.*	40,833	4,174,358
The Priceline Group, Inc.*	4,744	6,114,826
TripAdvisor, Inc.*	11,037	733,960
		34,099,128
Leisure Products 0.1%
Hasbro, Inc.	10,555	845,456
Mattel, Inc. (a)	32,560	1,094,667
		1,940,123
Media 3.1%
Cablevision Systems Corp. (New York Group) "A" (a)	21,169	698,577
CBS Corp. "B"	40,178	2,213,406
Comcast Corp. "A" (a)	232,108	14,177,157
Discovery Communications, Inc. "A"* (a)	14,611	418,313
Discovery Communications, Inc. "C"*	22,640	611,280
Interpublic Group of Companies, Inc.	38,935	893,558
News Corp. "A"	37,001	472,503
News Corp. "B"	10,214	135,336
Omnicom Group, Inc.	22,871	1,903,553
Scripps Networks Interactive "A"	8,927	584,719
TEGNA, Inc.	21,366	501,246
Time Warner Cable, Inc.	27,002	5,525,149
Time Warner, Inc.	75,384	5,469,109
Twenty-First Century Fox, Inc. "A"	106,665	2,973,820
Twenty-First Century Fox, Inc. "B"	40,875	1,152,675
Viacom, Inc. "B"	33,130	1,367,606
Walt Disney Co.	143,195	14,220,696
		53,318,703
Multiline Retail 0.7%
Dollar General Corp.	27,636	2,365,642
Dollar Tree, Inc.*	22,295	1,838,446
Kohl's Corp.	18,332	854,454
Macy's, Inc.	29,424	1,297,304
Nordstrom, Inc. (a)	12,187	697,218
Target Corp.	57,587	4,738,258
		11,791,322
Specialty Retail 2.6%
Advance Auto Parts, Inc.	7,003	1,122,861
AutoNation, Inc.*	7,003	326,900
AutoZone, Inc.*	2,894	2,305,621
Bed Bath & Beyond, Inc.* (a)	15,574	773,094
Best Buy Co., Inc.	26,915	873,123
CarMax, Inc.* (a)	18,678	954,446
GameStop Corp. "A" (a)	9,670	306,829
Home Depot, Inc.	121,010	16,146,364
L Brands, Inc.	24,459	2,147,745
Lowe's Companies, Inc.	87,356	6,617,217
O'Reilly Automotive, Inc.*	9,270	2,536,828
Ross Stores, Inc.	38,688	2,240,035
Signet Jewelers Ltd.	7,641	947,713
Staples, Inc.	60,501	667,326
The Gap, Inc. (a)	21,518	632,629
Tiffany & Co. (a)	10,485	769,389
TJX Companies, Inc.	63,958	5,011,109
Tractor Supply Co.	12,784	1,156,441
Urban Outfitters, Inc.*	8,353	276,401
		45,812,071
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	26,396	1,058,216
Hanesbrands, Inc.	37,507	1,062,948
Michael Kors Holdings Ltd.*	17,140	976,294
NIKE, Inc. "B"	128,861	7,921,086
PVH Corp.	7,894	781,980
Ralph Lauren Corp.	5,520	531,355
Under Armour, Inc. "A"* (a)	17,187	1,457,973
VF Corp.	32,277	2,090,258
		15,880,110
Consumer Staples 10.2%
Beverages 2.3%
Brown-Forman Corp. "B" (a)	9,557	941,078
Coca-Cola Co.	372,095	17,261,487
Coca-Cola Enterprises, Inc.	19,944	1,011,959
Constellation Brands, Inc. "A"	16,758	2,531,966
Dr. Pepper Snapple Group, Inc.	17,869	1,597,846
Molson Coors Brewing Co. "B"	17,519	1,684,978
Monster Beverage Corp.*	14,419	1,923,206
PepsiCo, Inc.	137,790	14,120,719
		41,073,239
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	41,949	6,610,323
CVS Health Corp.	104,803	10,871,215
Kroger Co.	93,038	3,558,704
Sysco Corp.	50,070	2,339,771
Wal-Mart Stores, Inc.	149,707	10,253,432
Walgreens Boots Alliance, Inc.	82,332	6,935,648
Whole Foods Market, Inc. (a)	30,978	963,726
		41,532,819
Food Products 1.7%
Archer-Daniels-Midland Co.	57,015	2,070,215
Campbell Soup Co.	17,192	1,096,678
ConAgra Foods, Inc.	41,613	1,856,772
General Mills, Inc.	56,681	3,590,741
Hormel Foods Corp.	25,886	1,119,311
Kellogg Co.	23,941	1,832,683
Kraft Heinz Co.	56,759	4,458,987
McCormick & Co., Inc.	11,003	1,094,578
Mead Johnson Nutrition Co.	17,691	1,503,204
Mondelez International, Inc. "A"	149,540	5,999,545
The Hershey Co.	13,782	1,269,184
The JM Smucker Co.	11,352	1,473,944
Tyson Foods, Inc. "A"	28,039	1,869,080
		29,234,922
Household Products 2.0%
Church & Dwight Co., Inc.	12,518	1,153,909
Clorox Co. (a)	12,328	1,554,068
Colgate-Palmolive Co.	85,201	6,019,451
Kimberly-Clark Corp.	34,444	4,633,062
Procter & Gamble Co.	253,056	20,829,039
		34,189,529
Personal Products 0.1%
Estee Lauder Companies, Inc. "A" (a)	21,258	2,004,842
Tobacco 1.7%
Altria Group, Inc.	186,800	11,704,888
Philip Morris International, Inc.	147,775	14,498,205
Reynolds American, Inc.	79,129	3,980,980
		30,184,073
Energy 6.6%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	41,649	1,825,476
Cameron International Corp.*	18,435	1,236,067
Diamond Offshore Drilling, Inc. (a)	6,373	138,485
FMC Technologies, Inc.*	21,584	590,538
Halliburton Co.	82,117	2,933,219
Helmerich & Payne, Inc. (a)	10,118	594,129
National Oilwell Varco, Inc. (a)	35,622	1,107,844
Schlumberger Ltd.	119,673	8,825,884
Transocean Ltd. (a)	31,879	291,374
		17,543,016
Oil, Gas & Consumable Fuels 5.6%
Anadarko Petroleum Corp.	48,702	2,268,052
Apache Corp.	36,278	1,770,729
Cabot Oil & Gas Corp.	43,992	999,058
California Resources Corp.	1	1
Chesapeake Energy Corp. (a)	50,441	207,817
Chevron Corp. (a)	179,674	17,140,900
Cimarex Energy Co.	9,038	879,126
Columbia Pipeline Group, Inc.	38,389	963,564
Concho Resources, Inc.*	12,260	1,238,750
ConocoPhillips	117,921	4,748,679
Devon Energy Corp.	48,447	1,329,386
EOG Resources, Inc.	52,444	3,806,386
EQT Corp.	15,248	1,025,580
Exxon Mobil Corp.	396,246	33,122,203
Hess Corp.	25,290	1,331,519
Kinder Morgan, Inc.	174,972	3,125,000
Marathon Oil Corp.	80,465	896,380
Marathon Petroleum Corp.	50,563	1,879,932
Murphy Oil Corp. (a)	15,685	395,105
Newfield Exploration Co.*	18,859	627,062
Noble Energy, Inc.	41,070	1,290,009
Occidental Petroleum Corp.	72,814	4,982,662
ONEOK, Inc. (a)	19,990	596,901
Phillips 66	44,735	3,873,604
Pioneer Natural Resources Co.	15,566	2,190,759
Range Resources Corp. (a)	16,239	525,819
Southwestern Energy Co.* (a)	36,913	297,888
Spectra Energy Corp.	63,797	1,952,188
Tesoro Corp.	11,512	990,147
Valero Energy Corp.	44,867	2,877,769
Williams Companies, Inc.	65,357	1,050,287
		98,383,262
Financials 15.3%
Banks 5.1%
Bank of America Corp.	985,243	13,320,485
BB&T Corp.	74,503	2,478,715
Citigroup, Inc.	281,289	11,743,816
Citizens Financial Group, Inc.	50,037	1,048,275
Comerica, Inc.	16,536	626,218
Fifth Third Bancorp.	75,070	1,252,918
Huntington Bancshares, Inc.	75,812	723,246
JPMorgan Chase & Co.	350,176	20,737,423
KeyCorp	80,994	894,174
M&T Bank Corp.	15,275	1,695,525
People's United Financial, Inc. (a)	29,041	462,623
PNC Financial Services Group, Inc.	47,766	4,039,571
Regions Financial Corp.	124,539	977,631
SunTrust Banks, Inc.	48,378	1,745,478
U.S. Bancorp.	155,513	6,312,273
Wells Fargo & Co.	440,779	21,316,072
Zions Bancorp.	19,193	464,663
		89,839,106
Capital Markets 1.8%
Affiliated Managers Group, Inc.*	5,130	833,112
Ameriprise Financial, Inc.	16,055	1,509,330
Bank of New York Mellon Corp.	102,477	3,774,228
BlackRock, Inc.	12,059	4,106,933
Charles Schwab Corp.	114,589	3,210,784
E*TRADE Financial Corp.*	26,770	655,597
Franklin Resources, Inc.	35,635	1,391,547
Invesco Ltd.	39,330	1,210,184
Legg Mason, Inc.	9,910	343,679
Morgan Stanley	145,682	3,643,507
Northern Trust Corp.	20,975	1,366,941
State Street Corp. (a)	38,286	2,240,497
T. Rowe Price Group, Inc.	23,803	1,748,568
The Goldman Sachs Group, Inc. (a)	37,464	5,881,099
		31,916,006
Consumer Finance 0.7%
American Express Co.	78,175	4,799,945
Capital One Financial Corp.	50,471	3,498,145
Discover Financial Services	39,384	2,005,433
Navient Corp.	32,519	389,253
Synchrony Financial*	79,939	2,291,052
		12,983,828
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc. "B"*	178,766	25,363,320
CME Group, Inc.	32,367	3,108,850
Intercontinental Exchange, Inc.	11,376	2,674,953
Leucadia National Corp.	32,579	526,802
McGraw Hill Financial, Inc. (a)	25,278	2,502,017
Moody's Corp. (a)	16,287	1,572,673
Nasdaq, Inc.	10,837	719,360
		36,467,975
Insurance 2.6%
Aflac, Inc.	40,044	2,528,378
Allstate Corp.	36,107	2,432,529
American International Group, Inc.	109,689	5,928,690
Aon PLC	25,745	2,689,065
Assurant, Inc.	6,060	467,529
Chubb Ltd.	43,936	5,234,974
Cincinnati Financial Corp.	14,121	922,949
Hartford Financial Services Group, Inc.	37,781	1,740,949
Lincoln National Corp.	23,234	910,773
Loews Corp.	25,458	974,023
Marsh & McLennan Companies, Inc.	49,773	3,025,701
MetLife, Inc.	104,621	4,597,047
Principal Financial Group, Inc.	26,133	1,030,947
Progressive Corp.	55,809	1,961,128
Prudential Financial, Inc.	42,661	3,080,977
The Travelers Companies, Inc.	28,138	3,283,986
Torchmark Corp.	10,815	585,740
Unum Group	22,572	697,926
Willis Towers Watson PLC	13,256	1,572,957
XL Group PLC	27,526	1,012,957
		44,679,225
Real Estate Investment Trusts 2.9%
American Tower Corp. (REIT)	40,477	4,143,630
Apartment Investment & Management Co. "A" (REIT)	14,778	618,016
AvalonBay Communities, Inc. (REIT)	13,126	2,496,565
Boston Properties, Inc. (REIT)	14,687	1,866,424
Crown Castle International Corp. (REIT)	31,943	2,763,070
Equinix, Inc. (REIT)	6,585	2,177,725
Equity Residential (REIT)	34,926	2,620,498
Essex Property Trust, Inc. (REIT)	6,260	1,463,964
Extra Space Storage, Inc. (REIT)	11,998	1,121,333
Federal Realty Investment Trust (REIT)	6,579	1,026,653
General Growth Properties, Inc. (REIT)	55,564	1,651,918
HCP, Inc. (REIT)	44,129	1,437,723
Host Hotels & Resorts, Inc. (REIT)	72,090	1,203,903
Iron Mountain, Inc. (REIT)	18,351	622,282
Kimco Realty Corp. (REIT)	39,207	1,128,377
Prologis, Inc. (REIT)	50,292	2,221,901
Public Storage (REIT)	14,061	3,878,446
Realty Income Corp. (REIT) (a)	23,681	1,480,299
Simon Property Group, Inc. (REIT)	29,499	6,126,647
SL Green Realty Corp. (REIT)	9,547	924,913
The Macerich Co. (REIT)	12,033	953,495
UDR, Inc. (REIT)	25,561	984,865
Ventas, Inc. (REIT)	31,831	2,004,080
Vornado Realty Trust (REIT)	17,044	1,609,465
Welltower, Inc. (REIT)	33,964	2,355,064
Weyerhaeuser Co. (REIT)	74,841	2,318,574
		51,199,830
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	27,436	790,706
Health Care 14.0%
Biotechnology 3.1%
AbbVie, Inc.	153,695	8,779,058
Alexion Pharmaceuticals, Inc.*	21,572	3,003,254
Amgen, Inc.	71,765	10,759,726
Baxalta, Inc.	65,004	2,626,162
Biogen, Inc.*	20,839	5,424,808
Celgene Corp.*	74,561	7,462,811
Gilead Sciences, Inc.	130,366	11,975,421
Regeneron Pharmaceuticals, Inc.*	7,434	2,679,511
Vertex Pharmaceuticals, Inc.*	23,635	1,878,746
		54,589,497
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	140,483	5,876,404
Baxter International, Inc.	52,527	2,157,809
Becton, Dickinson & Co.	20,169	3,062,058
Boston Scientific Corp.*	128,483	2,416,765
C.R. Bard, Inc.	7,095	1,437,944
DENTSPLY SIRONA, Inc.	22,900	1,411,327
Edwards Lifesciences Corp.*	20,443	1,803,277
Hologic, Inc.*	23,550	812,475
Intuitive Surgical, Inc.* (a)	3,587	2,155,966
Medtronic PLC	134,137	10,060,275
St. Jude Medical, Inc.	26,955	1,482,525
Stryker Corp.	29,918	3,209,902
Varian Medical Systems, Inc.* (a)	9,174	734,103
Zimmer Biomet Holdings, Inc.	16,985	1,811,111
		38,431,941
Health Care Providers & Services 2.7%
Aetna, Inc. (a)	33,332	3,744,850
AmerisourceBergen Corp.	18,530	1,603,771
Anthem, Inc.	24,938	3,466,133
Cardinal Health, Inc.	31,521	2,583,146
Centene Corp.*	16,210	998,050
CIGNA Corp.	24,432	3,353,048
DaVita HealthCare Partners, Inc.*	15,796	1,159,110
Express Scripts Holding Co.*	63,722	4,377,064
HCA Holdings, Inc.*	29,119	2,272,738
Henry Schein, Inc.*	7,750	1,337,883
Humana, Inc.	14,143	2,587,462
Laboratory Corp. of America Holdings*	9,697	1,135,810
McKesson Corp.	21,834	3,433,396
Patterson Companies, Inc.	8,228	382,849
Quest Diagnostics, Inc.	13,518	965,861
Tenet Healthcare Corp.*	9,679	280,013
UnitedHealth Group, Inc.	90,685	11,689,296
Universal Health Services, Inc. "B"	8,626	1,075,835
		46,446,315
Health Care Technology 0.1%
Cerner Corp.*	28,879	1,529,432
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	31,408	1,251,609
Illumina, Inc.*	14,062	2,279,591
PerkinElmer, Inc.	10,410	514,879
Thermo Fisher Scientific, Inc.	37,902	5,366,544
Waters Corp.*	7,722	1,018,686
		10,431,309
Pharmaceuticals 5.3%
Allergan PLC*	37,652	10,091,866
Bristol-Myers Squibb Co.	159,197	10,169,504
Eli Lilly & Co.	92,964	6,694,338
Endo International PLC*	19,749	555,934
Johnson & Johnson	263,272	28,486,031
Mallinckrodt PLC*	10,539	645,830
Merck & Co., Inc.	264,665	14,003,425
Mylan NV*	39,192	1,816,549
Perrigo Co. PLC	14,011	1,792,427
Pfizer, Inc.	576,984	17,101,806
Zoetis, Inc.	43,880	1,945,200
		93,302,910
Industrials 10.0%
Aerospace & Defense 2.4%
Boeing Co.	59,401	7,540,363
General Dynamics Corp.	27,856	3,659,443
Honeywell International, Inc.	73,417	8,226,375
L-3 Communications Holdings, Inc.	7,518	890,883
Lockheed Martin Corp.	25,094	5,558,321
Northrop Grumman Corp.	17,316	3,426,836
Raytheon Co.	28,585	3,505,378
Rockwell Collins, Inc.	12,586	1,160,555
Textron, Inc.	25,643	934,944
United Technologies Corp.	74,218	7,429,222
		42,332,320
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	13,631	1,011,829
Expeditors International of Washington, Inc.	17,442	851,344
FedEx Corp.	24,505	3,987,453
United Parcel Service, Inc. "B"	65,906	6,951,106
		12,801,732
Airlines 0.6%
American Airlines Group, Inc.	57,549	2,360,085
Delta Air Lines, Inc.	74,263	3,615,123
Southwest Airlines Co.	60,858	2,726,438
United Continental Holdings, Inc.*	34,306	2,053,557
		10,755,203
Building Products 0.1%
Allegion PLC	9,210	586,769
Masco Corp.	31,594	993,631
		1,580,400
Commercial Services & Supplies 0.5%
ADT Corp. (a)	15,471	638,333
Cintas Corp.	8,266	742,369
Pitney Bowes, Inc.	18,051	388,819
Republic Services, Inc.	22,668	1,080,130
Stericycle, Inc.*	8,209	1,035,894
Tyco International PLC	40,794	1,497,548
Waste Management, Inc.	39,411	2,325,249
		7,708,342
Construction & Engineering 0.1%
Fluor Corp. (a)	13,241	711,042
Jacobs Engineering Group, Inc.*	11,967	521,163
Quanta Services, Inc.*	15,613	352,229
		1,584,434
Electrical Equipment 0.5%
AMETEK, Inc.	22,530	1,126,049
Eaton Corp. PLC	43,985	2,751,702
Emerson Electric Co.	61,313	3,334,201
Rockwell Automation, Inc.	12,436	1,414,595
		8,626,547
Industrial Conglomerates 2.6%
3M Co.	57,752	9,623,216
Danaher Corp.	57,091	5,415,652
General Electric Co. (a)	890,294	28,302,446
Roper Technologies, Inc.	9,636	1,761,172
		45,102,486
Machinery 1.2%
Caterpillar, Inc. (a)	55,608	4,256,236
Cummins, Inc.	15,409	1,694,065
Deere & Co. (a)	28,606	2,202,376
Dover Corp.	14,683	944,557
Flowserve Corp. (a)	12,243	543,712
Illinois Tool Works, Inc.	31,313	3,207,704
Ingersoll-Rand PLC	24,359	1,510,502
PACCAR, Inc. (a)	33,354	1,824,130
Parker-Hannifin Corp.	12,961	1,439,708
Pentair PLC (a)	17,426	945,535
Snap-on, Inc.	5,542	870,039
Stanley Black & Decker, Inc.	14,559	1,531,752
Xylem, Inc.	17,202	703,562
		21,673,878
Professional Services 0.3%
Dun & Bradstreet Corp.	3,540	364,903
Equifax, Inc.	11,257	1,286,563
Nielsen Holdings PLC	34,597	1,821,878
Robert Half International, Inc.	12,454	580,107
Verisk Analytics, Inc.*	14,703	1,175,064
		5,228,515
Road & Rail 0.8%
CSX Corp.	91,540	2,357,155
J.B. Hunt Transport Services, Inc.	8,612	725,475
Kansas City Southern	10,215	872,872
Norfolk Southern Corp.	28,334	2,358,806
Ryder System, Inc.	4,922	318,847
Union Pacific Corp.	80,766	6,424,935
		13,058,090
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	27,463	1,345,687
United Rentals, Inc.*	8,658	538,441
W.W. Grainger, Inc. (a)	5,418	1,264,724
		3,148,852
Information Technology 20.4%
Communications Equipment 1.0%
Cisco Systems, Inc.	480,250	13,672,717
F5 Networks, Inc.*	6,509	688,978
Harris Corp.	11,890	925,755
Juniper Networks, Inc.	33,223	847,519
Motorola Solutions, Inc. (a)	15,185	1,149,505
		17,284,474
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. "A"	29,562	1,709,275
Corning, Inc.	105,637	2,206,757
FLIR Systems, Inc.	12,750	420,112
TE Connectivity Ltd.	35,339	2,188,191
		6,524,335
Internet Software & Services 4.3%
Akamai Technologies, Inc.*	16,687	927,297
Alphabet, Inc. "A"*	27,915	21,296,353
Alphabet, Inc. "C"*	28,353	21,121,567
eBay, Inc.*	103,415	2,467,482
Facebook, Inc. "A"*	218,970	24,984,477
VeriSign, Inc.* (a)	9,281	821,740
Yahoo!, Inc.*	83,207	3,062,850
		74,681,766
IT Services 3.7%
Accenture PLC "A"	59,884	6,910,613
Alliance Data Systems Corp.*	5,652	1,243,440
Automatic Data Processing, Inc.	43,789	3,928,311
Cognizant Technology Solutions Corp. "A"*	58,143	3,645,566
CSRA, Inc.	13,052	351,099
Fidelity National Information Services, Inc.	26,329	1,666,889
Fiserv, Inc.*	21,205	2,175,209
International Business Machines Corp.	84,364	12,776,928
MasterCard, Inc. "A"	93,535	8,839,057
Paychex, Inc. (a)	30,466	1,645,469
PayPal Holdings, Inc.*	106,155	4,097,583
Teradata Corp.*	12,579	330,073
Total System Services, Inc.	16,308	775,935
Visa, Inc. "A"	183,065	14,000,811
Western Union Co. (a)	47,351	913,401
Xerox Corp.	91,235	1,018,183
		64,318,567
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc. (a)	29,391	1,739,653
Applied Materials, Inc.	108,473	2,297,458
Broadcom Ltd.	35,392	5,468,064
First Solar, Inc.* (a)	7,132	488,328
Intel Corp.	450,963	14,588,653
KLA-Tencor Corp.	14,814	1,078,607
Lam Research Corp. (a)	15,208	1,256,181
Linear Technology Corp.	22,823	1,016,993
Microchip Technology, Inc. (a)	19,396	934,887
Micron Technology, Inc.*	99,064	1,037,200
NVIDIA Corp.	48,886	1,741,808
Qorvo, Inc.* (a)	12,256	617,825
QUALCOMM, Inc.	142,668	7,296,042
Skyworks Solutions, Inc.	18,145	1,413,495
Texas Instruments, Inc.	95,892	5,506,119
Xilinx, Inc.	24,379	1,156,296
		47,637,609
Software 4.3%
Activision Blizzard, Inc.	48,183	1,630,513
Adobe Systems, Inc.*	47,606	4,465,443
Autodesk, Inc.* (a)	21,540	1,255,997
CA, Inc.	28,088	864,830
Citrix Systems, Inc.*	14,807	1,163,534
Electronic Arts, Inc.*	29,366	1,941,386
Intuit, Inc.	24,483	2,546,477
Microsoft Corp.	754,653	41,679,485
Oracle Corp.	300,662	12,300,082
Red Hat, Inc.*	17,369	1,294,164
salesforce.com, Inc.*	60,156	4,441,318
Symantec Corp.	62,213	1,143,475
		74,726,704
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	528,983	57,653,857
EMC Corp.	185,943	4,955,381
Hewlett Packard Enterprise Co.	163,805	2,904,263
HP, Inc.	164,717	2,029,313
NetApp, Inc.	27,800	758,662
SanDisk Corp.	19,287	1,467,355
Seagate Technology PLC (a)	28,454	980,240
Western Digital Corp.	22,007	1,039,611
		71,788,682
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	18,524	2,668,382
Airgas, Inc.	6,269	887,941
CF Industries Holdings, Inc.	22,573	707,438
Dow Chemical Co.	106,757	5,429,661
E.I. du Pont de Nemours & Co. (a)	83,196	5,267,971
Eastman Chemical Co.	14,110	1,019,165
Ecolab, Inc.	25,303	2,821,791
FMC Corp. (a)	13,066	527,474
International Flavors & Fragrances, Inc. (a)	7,518	855,323
LyondellBasell Industries NV "A"	32,986	2,822,942
Monsanto Co.	42,082	3,692,275
PPG Industries, Inc.	25,348	2,826,048
Praxair, Inc. (a)	27,077	3,098,963
The Mosaic Co. (a)	33,634	908,118
The Sherwin-Williams Co.	7,454	2,121,930
		35,655,422
Construction Materials 0.1%
Martin Marietta Materials, Inc.	6,084	970,459
Vulcan Materials Co. (a)	12,679	1,338,522
		2,308,981
Containers & Packaging 0.3%
Avery Dennison Corp.	8,677	625,698
Ball Corp.	13,454	959,136
International Paper Co.	39,011	1,601,011
Owens-Illinois, Inc.*	16,111	257,132
Sealed Air Corp.	18,892	907,005
WestRock Co.	24,244	946,243
		5,296,225
Metals & Mining 0.3%
Alcoa, Inc. (a)	125,289	1,200,269
Freeport-McMoRan, Inc. (a)	118,652	1,226,862
Newmont Mining Corp.	50,735	1,348,536
Nucor Corp.	30,613	1,447,995
		5,223,662
Telecommunication Services 2.7%
Diversified Telecommunication Services
AT&T, Inc.	586,913	22,989,382
CenturyLink, Inc.	52,131	1,666,107
Frontier Communications Corp. (a)	113,341	633,576
Level 3 Communications, Inc.*	27,372	1,446,610
Verizon Communications, Inc.	388,757	21,023,979
		47,759,654
Utilities 3.4%
Electric Utilities 2.1%
American Electric Power Co., Inc.	46,851	3,110,906
Duke Energy Corp.	65,707	5,301,241
Edison International	31,200	2,242,968
Entergy Corp.	16,896	1,339,515
Eversource Energy	30,370	1,771,786
Exelon Corp.	87,761	3,147,109
FirstEnergy Corp.	40,101	1,442,433
NextEra Energy, Inc.	43,941	5,199,978
PG&E Corp.	46,926	2,802,421
Pinnacle West Capital Corp.	10,519	789,661
PPL Corp.	64,240	2,445,617
Southern Co.	87,079	4,504,597
Xcel Energy, Inc.	48,558	2,030,695
		36,128,927
Gas Utilities 0.0%
AGL Resources, Inc.	11,387	741,749
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	62,417	736,521
NRG Energy, Inc. (a)	30,518	397,039
		1,133,560
Multi-Utilities 1.1%
Ameren Corp.	23,321	1,168,382
CenterPoint Energy, Inc.	40,838	854,331
CMS Energy Corp.	26,436	1,121,944
Consolidated Edison, Inc. (a)	28,066	2,150,417
Dominion Resources, Inc.	56,867	4,271,849
DTE Energy Co.	17,130	1,553,006
NiSource, Inc.	30,842	726,637
Public Service Enterprise Group, Inc.	48,443	2,283,603
SCANA Corp.	13,652	957,688
Sempra Energy	22,492	2,340,293
TECO Energy, Inc. (a)	22,586	621,792
WEC Energy Group, Inc.	30,247	1,816,937
		19,866,879
Water Utilities 0.1%
American Water Works Co., Inc.	17,036	1,174,292
Total Common Stocks (Cost $808,853,188)		1,713,602,753
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.3% **, 9/15/2016 (b) (Cost $2,211,918)	2,215,000	2,211,629
	Shares	Value ($)
Securities Lending Collateral 4.2%
Daily Assets Fund "Capital Shares", 0.48% (c) (d) (Cost $74,141,910)	74,141,910	74,141,910
Cash Equivalents 1.8%
Central Cash Management Fund, 0.37% (c) (Cost $31,251,254)	31,251,254	31,251,254
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $916,458,270) †	104.2	1,821,207,546
Other Assets and Liabilities, Net	(4.2)	(73,858,735)
Net Assets	100.0	1,747,348,811

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $976,398,821. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $844,808,725. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $940,591,937 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $95,783,212.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $72,457,371, which is 4.1% of net assets.
(b)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At March 31, 2016, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/17/2016	291	29,849,325	809,284

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,713,602,753	$—	$—	$1,713,602,753
Government & Agency Obligation	—	2,211,629	—	2,211,629
Short-Term Investments (e)	105,393,164	—	—	105,393,164
Derivatives (f)
Futures Contracts	809,284	—	—	809,284
Total	$1,819,805,201	$2,211,629	$—	$1,822,016,830

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 809,284

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index Portfolio

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016